Intangible assets, net and Goodwill - Estimated annual amortization expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 105,289
2025	95,219
2026	94,702
2027	94,109
2028	$ 90,689